Benefit Plans, Estimated Future Benefit Payments, Assumptions and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2019	$ 1,743
2020	1,782
2021	1,857
2022	1,842
2023	1,832
2024 - 2028	$ 9,255
Assumptions used to determine benefit obligation [Abstract]
Discount rate	4.53%	3.93%	4.41%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	3.93%	4.41%	4.55%
Expected long-term rate of return on assets	6.50%	6.50%	6.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 31,200
Service cost	34	$ 42	$ 61
Interest cost	1,197	1,303	$ 1,371
Net actuarial (gain) loss	(1,995)	1,194
Accumulated benefit obligation at end of year	28,500	$ 31,200
Postretirement Benefits [Member]
Estimated future benefit payments [Abstract]
2019	177
2020	163
2021	137
2022	155
2023	172
2024 - 2028	$ 1,225
Assumptions used to determine benefit obligation [Abstract]
Discount rate	4.53%	3.93%	4.41%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	3.93%	4.41%	4.55%
Expected long-term rate of return on assets	4.50%	3.75%	3.75%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 5,613	$ 5,120
Service cost	53	103	$ 116
Interest cost	202	218	221
Benefits paid	(178)	(93)
Net actuarial (gain) loss	(290)	265
Accumulated benefit obligation at end of year	5,400	5,613	5,120
Supplementary Pension Plan [Member]
Pension and Other Postretirement Benefits Cost [Abstract]
Plan expense	1,400	1,100	$ 1,000
Assets Held-in-trust [Abstract]
Assets held in trust	2,500	5,600
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	5,600
Accumulated benefit obligation at end of year	2,300	$ 5,600
Supplementary Pension Plan [Member] | Former Executive Officer [Member]
Change in benefit obligation [Rollforward]
Benefits paid	$ (3,200)